DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED REVENUES [Abstract]
Reconciliation of Deferred Revenue

	December 31,
	2012	2011

Balance at the beginning of the year	$15,662	$17,960

Deferral of new sales	11,957	11,089
Recognition of previously deferred revenue	(11,550)	(13,432)
Foreign currency translation adjustments	(159)	45

Balance at the end of the year	$15,910	$15,662

Schedule of Current and Long-Term Deferred Revenues
	December 31,
	2012	2011

Total deferred revenues	$15,910	$15,662
Less - current portion	11,986	11,550

Long-term deferred revenues	$3,924	$4,112